EQUITY (Private Placement) (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2014
Private Placement [Line Items]
Proceeds received through private placement	$ 18,255,444
Private Placement [Member]
Private Placement [Line Items]
Number of units of securities sold			21,549,510
Sales price per unit of securities sold			$ 1.00
Number of common shares per unit			1
Number of warrants per unit			1
Exercise price of warrants			$ 2.00
Term of warrants			5 years
Holding term in which additional shares are issued to the holder			2 years
Maximum price of additional shares issued			$ 1.00
Proceeds received through private placement			18,255,444
Commission rate paid to placement agents expressed as a percentage of the gross funds raised from investors in the PPO			10.00%
Maximum number of unit sales that agents are entitled to receive warrant commissions			20,000,000
Aggregate legal expenses that are reimbursable to placement agents in connection with private placement offering			30,000
Proceeds received through private placement			500,000
The maximum number of units that can be sold through private placement inorder to provide certain anti-dilution protection to the holders of the Company's Common Stock immediately prior to the Merger (after giving effect to the Split-Off)			15,000,000
Private Placement [Member] | Placement Agent [Member]
Private Placement [Line Items]
Exercise price of warrants			$ 1.00
Term of warrants			5 years
Payments for commissions			2,154,951
Number of common shares issued from warrants provided to placement agents			2,000,000
Stock issued during period, shares			150,000
Private Placement [Member] | Holders Of Companys Common Stock [Member]
Private Placement [Line Items]
Stock issued during period, shares			1,690,658
Issuance cost			$ 1,690,658
Equity issuance, price per share			$ 1.00